Stock Option Reserve (Tables)	12 Months Ended
Mar. 31, 2021
Share Based Payment [Abstract]
Disclosure Of Terms Stock Option Reserve Explanatory

 The following table provides the activity for the Company’s stock option reserve for the years ended March 31, 2021 and 2020:

	Years Ended March 31,
	2021		2020
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of year	$10,618	$58	$8,475	$324
Expiration of unexercised stock options	–	(58)	–	(282)
Share-based compensation expense	850	7,977	2,143	16
Balance, end of year	$11,468	$7,977	$10,618	$58

Schedule of fair value of these stock options on the date of grant and black-scholes option pricing model

Following are the weighted average assumptions used in the calculation of the fair value of the vested and unvested options on the Acquisition Date, with respect to the iOx Option Plan:

Assumption	Vested Options	Unvested Options
Grant Date	November 28, 2016	April 17, 2018
Risk free interest rate	2.6%	2.6%
Expected dividend	Nil	Nil
Expected volatility	80%	80%
Expected life	1.3 years	3.2 years
Fair value of iOx stock	US$4,630.35	US$4,630.35

Following are the weighted average assumptions used in connection with the January 13, 2021 option grant, with respect to the Company’s 2021 Equity Incentive Plan:

Assumption	Vested Options	Unvested Options
Risk free interest rate	0.48%	0.48%
Expected dividend	Nil	Nil
Expected volatility	139%	144%
Expected life	5.5 years	6.0 years
Fair value of Portage stock	US$16.66	US$17.11

Schedule of outstanding stock options

The movements in the number of options issued were:

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2021	2020	2021	2020	2021	2020
Balance, beginning of year	–	–	2,980	5,959	2,599	2,599
Granted	868,000	–	–	–	–	–
Expired or forfeited	–	–	(2,980)	(2,979)	(675)	–
Balance, end of period	868,000	–	–	2,980	1,924	2,599
Exercisable, end of year	116,666	–	–	2,980	1,604	1,643

Schedule of weighted average exercise price and the remaining contractual life

Following are the weighted average exercise price and the remaining contractual life for outstanding options by plan:

	PBI 2020 Option Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	As of March 31,		As of March 31,		As of March 31,
	2021	2020	2021	2020	2021	2020
Weighted average exercise price	$17.75	$–	$–	$15.00	$165.20	$148.84
Weighted average remaining contractual life (in years)	9.79	–	–	1.72	0.95	1.63